Related party transactions and balances (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2026 SGD ($)
Related Party Transaction [Line Items]
Proceeds from Loans			$ 120,360	$ 153,306
Tonghuai SG Enterprise Pte. Ltd [Member]
Related Party Transaction [Line Items]
Other Receivables				2,995,423
Proceeds from Loans			$ 2,041,260	$ 2,600,000
Repayments of Debt	$ 2,948,383	$ 3,755,423
Other Liabilities	596,676				$ 760,000
Tonghuai SG Enterprise Pte. Ltd [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Repayments of Debt	$ 264,838	$ 337,330